CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash	$ 12,100	75,382	219,078
Restricted cash, current portion	45,593	284,047	2,512
Held-to-maturity securities			100,466
Time deposits with original maturities exceeding three months			50,372
Accounts receivable (net of allowance of RMB16,057 and RMB3,091 (US$496) as of December 31, 2011 and 2012, respectively)	33,757	210,307	244,189
Inventories	1,394	8,681	1,364
Prepayments and other current assets (net of reserve of RMB10,619 and RMB 10,270 (US$1,648) as of December 31, 2011 and 2012, respectively)	10,830	67,472	60,266
Amounts due from related parties	193	1,200
Net investment in direct financing leases, current portion	14,358	89,451	49,821
Deferred tax assets, current portion	2,663	16,593	5,589
Loan to a noncontrolling shareholder of a subsidiary	16,051	100,000
Total current assets	136,939	853,133	733,657
Non-current assets:
Property, plant and equipment, net	244,446	1,522,920	1,068,703
Goodwill	47,011	292,885
Intangible assets, net	23,517	146,512	129,018
Deposits for non-current assets (net of reserve of RMB23,192 and RMB26,552 (US$4,262) as of December 31, 2011 and 2012, respectively)	26,153	162,938	207,287
Net investment in direct financing leases, non-current portion	27,535	171,545	97,262
Deferred tax assets, non-current portion	2,907	18,110	20,866
Equity method investments	37,012	230,589	540
Other non-current assets	18,420	114,758	86,731
Restricted cash, non-current portion			22,012
Prepaid land lease payments	14,466	90,124	27,370
Indemnification assets, non-current portion	9,904	61,706
Total non-current assets	451,371	2,812,087	1,659,789
Total assets	588,310	3,665,220	2,393,446
Current liabilities:
Short-term bank borrowings	61,489	383,083	15,000
Long-term bank borrowings, current portion	30,734	191,473	77,479
Accounts payable	16,141	100,563	2,170
Accrual for purchase of property, plant and equipment	6,531	40,691	13,294
Obligations under capital leases, current portion	340	2,117	3,582
Accrued expenses and other liabilities	14,773	92,040	59,097
Income tax payable	3,602	22,433	20,936
Deferred revenue, current portion	3,046	18,975	13,115
Amount due to related parties, current portion	949	5,910
Contingent business acquisition consideration			11,999
Deferred tax liabilities-current portion	361	2,248
Total current liabilities	137,966	859,533	216,672
Non-current liabilities:
Long-term bank borrowings, non-current portion	48,298	300,901	108,700
Deferred tax liabilities, non-current portion	5,728	35,683	18,850
Accrued unrecognized tax benefits and surcharges, non-current portion	16,770	104,480	16,293
Amount due to related parties, non-current portion	4,306	26,828
Other long-term liabilities	5,561	34,646	11,128
Total non-current liabilities	74,763	465,777	138,678
Total liabilities	212,729	1,325,310	355,350
Commitments and contingencies
Equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares?500,000,000; issued shares?142,353,532 as of December 31, 2011 and 2012; outstanding shares?141,403,597 and 135,487,408 as of December 31, 2011 and 2012, respectively)	17	105	105
Treasury stock (949,935 and 6,866,124 as of December 31, 2011 and 2012, respectively)	(1)	(5)	(1)
Additional paid-in capital	404,086	2,517,496	2,551,877
Accumulated other comprehensive loss	(2,721)	(16,955)	(17,595)
Accumulated deficit	(75,289)	(469,055)	(599,886)
Total Concord Medical Services Holdings Limited shareholders' equity	326,092	2,031,586	1,934,500
Non-controlling interests	49,489	308,324	103,596
Total equity	375,581	2,339,910	2,038,096
Total liabilities and equity	$ 588,310	3,665,220	2,393,446